Equity dividends (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Declared during the financial period:
Final dividend for the year ended 31 March 2023: 4.50 eurocents per share (2022: 4.50 eurocents per share, 2021: 4.50 eurocents per share)	€ 1,215	€ 1,265	€ 1,254
Interim dividend for the year ended 31 March 2024: 4.50 eurocents per share (2023: 4.50 eurocents per share, 2022: 4.50 eurocents per share)	1,218	1,237	1,229
Total dividends declared and paid during the financial year	€ 2,433	€ 2,502	€ 2,483
Proposed after the end of the reporting period and not recognised as a liability:
Dividends per share, proposed after the end of the year and not recognised as a liability	€ 0.0450	€ 0.0450	€ 0.0450
Final dividend for the year ended 31 March 2024: 4.50 eurocents per share (2023: 4.50 eurocents per share, 2022: 4.50 eurocents per share)	€ 1,219	€ 1,215	€ 1,265
Final dividends
Declared during the financial period:
Dividends per share, declared and paid during the financial year	€ 0.0450	€ 0.0450	€ 0.0450
Interim dividends
Declared during the financial period:
Dividends per share, declared and paid during the financial year	€ 0.0450	€ 0.0450	€ 0.0450